Taxation - Deferred Tax Assets and Liabilities, Others (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities
Net deferred tax assets	€ 112,539	€ 66,157	€ 67,219
Unrecognized deferred tax assets	55,282	51,169
Not later than one year
Deferred tax assets and liabilities
Net deferred tax assets	€ 27,097	€ 51,930
Spain
Deferred tax assets and liabilities
Tax deduction maturity term	18 years
Tax credit carryforward, exclusively for Spanish companies registered in the Basque Country (in years)	15 years
United States
Deferred tax assets and liabilities
Tax credit carryforward (in years)	20 years